           SUPPLEMENT DATED OCTOBER 25, 2005 TO THE PROSPECTUS DATED
          MAY 1, 2005 OF THE DIVERSIFIED INSTITUTIONAL FUNDS GROUP AND
            THE DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

DIVERSIFIED INSTITUTIONAL HIGH QUALITY BOND FUND

    The following information replaces the information regarding the average maturity of the High Quality Bond Fund in the Prospectus dated May 1, 2005:

    The dollar-weighted average effective maturity of the Fund generally does not exceed three years under normal circumstances. Dollar-weighted average effective maturity is a measure, as estimated by the Fund's portfolio manager, of the length of time the average security in a bond fund will mature or be redeemed by its issuer. This measure may take into account mortgage prepayments, puts, and adjustable coupons.

DIVERSIFIED INSTITUTIONAL MID-CAP VALUE FUND
DIVERSIFIED INSTITUTIONAL MID-CAP GROWTH FUND

    Under normal circumstances each of the Mid-Cap Value Fund and the Mid-Cap Growth Fund invest at least 80% of the Fund's net assets in securities of medium sized (or mid-cap) companies and related investments. The following information replaces the information regarding the definition of mid-cap companies in the Prospectus dated May 1, 2005:

    Mid-Cap Value Fund. The Fund considers mid-cap companies to be companies with market capitalizations that, at the time of initial purchase, are within the range of capitalization of the companies that are included in the Russell Midcap Value Index.

    Mid-Cap Growth Fund. The Fund considers mid-cap companies to be companies with market capitalizations that, at the time of initial purchase, are within the range of capitalization of the companies that are included in the Russell Midcap Growth Index.

    As of September 30, 2005, the market capitalizations of companies in the Russell Midcap Value Index ranged from approximately $809 million to $17.3 billion. As of the same date, the market capitalizations of companies in the Russell Midcap Growth Index ranged from approximately $978 million to $17.9 billion. Over time, as the capitalizations of the companies in the Indexes change, the size of the companies in which the Mid-Cap Growth Fund and Mid-Cap Value Fund may invest will also change.

DIVERSIFIED INSTITUTIONAL SMALL-CAP VALUE FUND
DIVERSIFIED INSTITUTIONAL SMALL-CAP GROWTH FUND

    Under normal circumstances, each of the Small-Cap Value Fund and the Small-Cap Growth Fund invest at least 80% of the Fund's net assets in the securities of companies with small market capitalizations (or small-cap companies) and related investments. The following information replaces the information regarding the definition of small-cap companies in the Prospectus dated May 1, 2005:

    Small-Cap Value Fund. The Fund considers small-cap companies to be companies with market capitalizations that, at the time of initial purchase, are within the range of capitalization of the companies that are included in the Russell 2000 Index.

    Small-Cap Growth Fund. The Fund considers small-cap companies to be companies with market capitalizations that, at the time of initial purchase, are within the range of capitalization of the companies that are included in the Russell 2000 Index.

    As of September 30, 2005, the market capitalizations of companies in the Russell 2000 Index ranged from approximately $2 million to $3.69 billion. Over time, as the capitalizations of the companies in the Index change, the size of the companies in which the Small-Cap Growth Fund and Small-Cap Value Fund may invest will also change.

Form No. 3155 (Rev. 10/05)                                              33-61810
                                                                       333-00295

           SUPPLEMENT DATED OCTOBER 25, 2005 TO THE PROSPECTUS DATED
            MAY 1, 2005 OF THE DIVERSIFIED INVESTORS FUNDS GROUP AND
              THE DIVERSIFIED INVESTORS STRATEGIC ALLOCATION FUNDS

DIVERSIFIED INVESTORS HIGH QUALITY BOND FUND

    The following information replaces the information regarding the average maturity of the High Quality Bond Fund in the Prospectus dated May 1, 2005:

    The dollar-weighted average effective maturity of the Fund generally does not exceed three years under normal circumstances. Dollar-weighted average effective maturity is a measure, as estimated by the Fund's portfolio manager, of the length of time the average security in a bond fund will mature or be redeemed by its issuer. This measure may take into account mortgage prepayments, puts, and adjustable coupons.

DIVERSIFIED INVESTORS MID-CAP VALUE FUND
DIVERSIFIED INVESTORS MID-CAP GROWTH FUND

    Under normal circumstances each of the Mid-Cap Value Fund and the Mid-Cap Growth Fund invest at least 80% of the Fund's net assets in securities of medium sized (or mid-cap) companies and related investments. The following information replaces the information regarding the definition of mid-cap companies in the Prospectus dated May 1, 2005:

    Mid-Cap Value Fund. The Fund considers mid-cap companies to be companies with market capitalizations that, at the time of initial purchase, are within the range of capitalization of the companies that are included in the Russell Midcap Value Index.

    Mid-Cap Growth Fund. The Fund considers mid-cap companies to be companies with market capitalizations that, at the time of initial purchase, are within the range of capitalization of the companies that are included in the Russell Midcap Growth Index.

    As of September 30, 2005, the market capitalizations of companies in the Russell Midcap Value Index ranged from approximately $809 million to $17.3 billion. As of the same date, the market capitalizations of companies in the Russell Midcap Growth Index ranged from approximately $978 million to $17.9 billion. Over time, as the capitalizations of the companies in the Indexes change, the size of the companies in which the Mid-Cap Growth Fund and Mid-Cap Value Fund may invest will also change.

DIVERSIFIED INVESTORS SMALL-CAP VALUE FUND
DIVERSIFIED INVESTORS SMALL-CAP GROWTH FUND

    Under normal circumstances, each of the Small-Cap Value Fund and the Small-Cap Growth Fund invest at least 80% of the Fund's net assets in the securities of companies with small market capitalizations (or small-cap companies) and related investments. The following information replaces the information regarding the definition of small-cap companies in the Prospectus dated May 1, 2005:

    Small-Cap Value Fund. The Fund considers small-cap companies to be companies with market capitalizations that, at the time of initial purchase, are within the range of capitalization of the companies that are included in the Russell 2000 Index.

    Small-Cap Growth Fund. The Fund considers small-cap companies to be companies with market capitalizations that, at the time of initial purchase, are within the range of capitalization of the companies that are included in the Russell 2000 Index.

    As of September 30, 2005, the market capitalizations of companies in the Russell 2000 Index ranged from approximately $2 million to $3.69 billion. Over time, as the capitalizations of the companies in the Index change, the size of the companies in which the Small-Cap Growth Fund and Small-Cap Value Fund may invest will also change.

Form No. 2891 (Rev. 10/05)                                              33-61810
                                                                       333-00295